Annual Total Returns - FidelityInflation-ProtectedBondIndexFund-PRO - FidelityInflation-ProtectedBondIndexFund-PRO - Fidelity Inflation-Protected Bond Index Fund - Fidelity Inflation-Protected Bond Index Fund
Mar. 01, 2023
Bar Chart Table:
Annual Return 2013	(8.63%)
Annual Return 2014	3.69%
Annual Return 2015	(1.71%)
Annual Return 2016	4.88%
Annual Return 2017	2.98%
Annual Return 2018	(1.37%)
Annual Return 2019	8.31%
Annual Return 2020	10.90%
Annual Return 2021	5.93%
Annual Return 2022	(12.05%)